THE JAPAN FUND, INC.

                Supplement to Statement of Additional Information
                                Dated May 1, 1997

The Fund's investment adviser, Scudder, Stevens & Clark, Inc. ("Scudder"), and Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, have formed a new global investment organization by combining Scudder's business with that of Zurich's subsidiary, Zurich Kemper Investments, Inc., and Scudder has changed its name to Scudder Kemper Investments, Inc. ("Scudder Kemper"). As a result of the transaction, Zurich owns approximately 70% of Scudder Kemper, with the balance owned by Scudder Kemper's officers and employees. Scudder Kemper now manages in excess of $200 billion in assets.

Following the transaction, the Scudder Family of Funds will continue to be pure no-load. The Scudder Family of Funds consists of those Funds or classes of Funds advised by Scudder Kemper which are offered without commissions to purchase or redeem shares or to exchange from one Fund to another.

The transaction between Scudder and Zurich resulted in the termination of the Fund's investment management agreement with Scudder. However, a new investment management agreement between the Fund and Scudder Kemper was approved by the Board of Directors. A special meeting of stockholders (the "Special Meeting") was held in October 1997, at which time the stockholders also approved a new investment management agreement. The new investment management agreement is effective as of December 31, 1997 and will be in effect for an initial term ending on the same date as would the previous investment management agreement.

The Fund's Investment Management Agreement is the same in all material respects as its previous investment management agreement, except that Scudder Kemper is the new investment adviser to the Fund.

The Fund's fundamental policies have been amended by a vote of stockholders at the Fund's Special Meeting. Following is a list of the Fund's amended and restated fundamental policies. As a matter of fundamental policy, the Fund will not:

      o borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

      o issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

      o concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended and interpreted by regulatory authority having jurisdiction, from time to time;

      o engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

      o purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

      o purchase physical commodities or contracts relating to physical commodities;

      o make loans to other persons, except (i) loans of portfolio securities, and (ii) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

The Fund's non-fundamental policies have been amended by the Board of Directors. The Fund currently does not intend to:

      o borrow money in an amount greater than 5% of its total assets, except (i) for temporary or emergency purposes and (ii) by engaging in reverse repurchase agreements, dollar rolls, or other investments or transactions described in the Fund's registration statement which may be deemed to be borrowings.

      o enter into either of reverse repurchase agreements or dollar rolls in an amount greater than 5% of its total assets;

      o purchase securities on margin or make short sales, except (i) short sales against the box, (ii) in connection with arbitrage transactions, (iii) for margin deposits in connection with futures contracts, options or other permitted investments, (iv) that transactions in futures contracts and options shall not be deemed to constitute selling securities short, and (v) that the Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions;

      o purchase options, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of its total assets; or sell put options, if as a result, the aggregate value of the obligations underlying such put options would exceed 50% of its total assets;

      o enter into futures contracts or purchase options thereon, unless immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts entered into on behalf of the Fund and the premiums paid for such options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

      o purchase warrants if as a result, such securities, taken at the lower of cost or market value, would represent more than 5% of the value of the Fund's total assets (for this purpose, warrants acquired in units or attached to securities will be deemed to have no value);

      o purchase any securities of the Government of Japan or any instrumentality thereof, if as a result, the aggregate amount of such securities held by the Fund would be more than 25% of the total assets of the Fund;

      o invest more than 30% of its net assets in equity securities which are traded in an over-the-counter-market;

      o lend portfolio securities in an amount greater than 5% of its total assets;

      o The Fund may invest in securities of issuers having their principal place of business in developing or newly industrializing countries, but has no present intention to invest more than 5% of its net assets in such securities.

Compensation of Directors

The information contained in the following chart replaces the chart in the Fund's Statement of Additional Information. The following table shows the aggregate compensation received by each Independent Director during 1996 from the Fund and from all Scudder funds as a group. Please refer to the section titled "REMUNERATION" in the Fund's Statement of Additional Information.


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

---------------------------------------------------------------------------------------------------------------------
                                                        Pension or          Estimated                Total
                                                   Retirement Benefits        Annual            Compensation From
                                  Aggregate         Accrued As Part of     Benefits Upon        the Fund and Fund
Name of Director                Compensation*          Fund Expenses         Retirement            Complex **
---------------------------------------------------------------------------------------------------------------------
William L. Givens                  $16,250                $4,183               $6,000          $20,433     (1 Fund)
---------------------------------------------------------------------------------------------------------------------
William H. Gleysteen, Jr           $16,250                $4,888               $3,000         $135,224    (13 Funds)
---------------------------------------------------------------------------------------------------------------------
John F. Loughran                   $14,500                $4,313               $6,000          $18,813     (1 Fund)
---------------------------------------------------------------------------------------------------------------------
Yoshihiko Miyauchi+                 $5,456                $2,149+              $6,000           $5,456     (1 Fund)
---------------------------------------------------------------------------------------------------------------------
William V. Rapp                    $16,250                $2,301               $6,000          $18,551     (1 Fund)
---------------------------------------------------------------------------------------------------------------------
Henry Rosovsky                     $24,000                $2,568               $6,000          $26,568     (1 Fund)
---------------------------------------------------------------------------------------------------------------------
Hiroshi Yamanaka                    $6,000                $7,725               $6,000          $13,725     (1 Fund)
---------------------------------------------------------------------------------------------------------------------
Tristan E. Beplat                   $2,000                  $200                  N/A           $2,200     (1 Fund)
Honorary Director
---------------------------------------------------------------------------------------------------------------------
Allan Comrie                        $5,196                $4,969               $5,196          $10,165     (1 Fund)
Honorary Director
---------------------------------------------------------------------------------------------------------------------
Jonathan Mason                      $6,000                $6,911               $6,000          $12,911     (1 Fund)
Honorary Director
---------------------------------------------------------------------------------------------------------------------
James W. Morley                     $7,000                $6,176               $6,000          $13,176     (1 Fund)
Honorary Director
---------------------------------------------------------------------------------------------------------------------
Robert G. Stone, Jr                $11,000                $6,189               $6,000          $18,461    (2 Funds)
Honorary Director
---------------------------------------------------------------------------------------------------------------------

*     Includes pension or retirement benefits.
**    Includes pension or retirement benefits accrued
+ Mr. Miyauchi became a Director of the Fund effective July 19, 1996. Accordingly, this figure represents projected accrued benefits for the calendar year 1997 and is not reflected in "Total Compensation From the Fund and Fund Complex."

                                    DIRECTORS

    Name, Age, Address of Directors            Principal Occupation***
    -------------------------------            -----------------------

William L. Givens (68)                  President, Twain Associates
Twain Associates, Inc.
553 Boylston St.
Brookline, MA 02146

William H. Gleysteen, Jr. (71)          Consultant
4937 Crescent St.
Bethesda, MD 20816

John F. Loughran (65)                   Retired Senior Adviser for Asia
711 Silvergate Avenue                   Pacific to J.P. Morgan & Co., Inc.
Point Loma
San Diego, CA 92106

Yoshihiko Miyauchi (61)                 President and Chief Executive
World Trade Center                      Officer, ORIX Corporation
Building 2-4-1
Hamamatsu-cho, Minato-ku
Tokyo, Japan


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

    Name, Age, Address of Directors            Principal Occupation***
    -------------------------------            -----------------------

William V. Rapp (58)                    Managing Director, Rue Associates;
131 Begbie                              Academic Director, International
University of Victoria                  Relations, Yale University; Senior
Victoria, BC Canada                     Research Associate, Columbia
                                        University-Center on Japan Economy
                                        and Business

Henry Rosovsky (70)*                    Professor, Harvard University;
Loeb House                              Professor Emeritus, Geyser University
17 Quincy Street
Harvard University
Cambridge, MA 02138

O. Robert Theurkauf (69) ** #           Advisory Managing Director, Scudder
                                        Kemper Investments, Inc.

Hiroshi Yamanaka (84)                   Advisor to the Board of Meiji Mutual
Meiji Mutual Life Insurance Co.         Life Insurance Company
2-1-1 Marunouchi, Chiyoda-ku
Tokyo, Japan

Allan Comrie (77) #                     Director, Petroleum & Resources
40 Sheridan Drive                       Corp., The Adams Express Co.
New Canaan, CT 06840

Jonathan Mason (81) #                   Retired First Vice President,
12092 Longwood Green Drive              Prudential-Bache Securities, Inc.
West Palm Beach, FL 33414

James W. Morley (75) #                  Professor Political Science,
145 Piermont  Road                      Emeritus, Columbia University
Closter, NJ 07624

Robert G. Stone, Jr. #                  Chairman of the Board and Director,
405 Lexington Avenue                    Kirby Corporation
39th Floor
New York, NY 10174

Shoji Umemura (77) #                    Board Counselor, The Nikko Securities
The Nikko Securities Co. Ltd.           Co. Ltd.
3-1-1 Marunouchi, Chiyoda-ku
Tokyo, Japan

* Director considered by the Fund and its counsel to be an "interested person" (as defined in the 1940 Act) of the Fund or of its investment manager because of his affiliation with a broker-dealer
** Director considered by the Fund and its counsel to be an "interested person" (as defined in the 1940 Act) of the Fund or of its investment manager because of his employment by Scudder Kemper
*** Unless otherwise stated, the Directors have been associated with their respective companies for more than five years, but not necessarily in the same capacity.
# Messrs. Comrie, Mason, Morley, Stone and Umemura serve as Honorary Directors of the Fund. Honorary Directors are invited to attend all Board meetings and to participate in Board discussions, but are not entitled to vote on any matter presented to the Board.
+   Address: 345 Park Avenue, New York, New York

February 6, 1998


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